Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock shares issued	467,504,155	462,477,527
Common stock shares outstanding	368,808,703	426,638,523
Common Class A
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	820,000,000	820,000,000
Common stock shares issued	391,324,217	386,297,589
Common stock shares outstanding	292,628,765	350,458,585
Common Class B
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	76,179,938	76,179,938
Common stock shares issued	76,179,938	76,179,938
Common stock shares outstanding	76,179,938	76,179,938